Investments (Schedule of Investments) (Details)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW
Investments
Available-for-sale securities		18,636,261,000,000		18,710,792,000,000
Held-to-maturity securities		13,075,976,000,000		12,609,767,000,000
Venture capital securities		79,456,000,000	[1]	79,228,000,000	[1]
Other securities		2,119,722,000,000	[2]	1,845,604,000,000	[2]
Total investments	$ 29,994,175,000	33,911,415,000,000		33,245,391,000,000

[1]	Securities held by KB Investment Co., Ltd., a subsidiary engaged in venture capital activities.
[2]	Other securities comprised of equity securities without readily determinable fair values or with sales restrictions exceeding one year, and investments accounted for under the equity method.